Taxes on Income (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Balance at January 1	$ 341	$ 1,030	$ 1,521
Decrease related to statute expiration	(103)	$ (689)	(599)
Increase related to current year tax positions	137		108
Balance at December 31	$ 375	$ 341	$ 1,030